Statement of Changes in Net Assets Available for Benefits - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
Additions to (deductions from) net assets:
Employer contributions	$ 287,949,077
Participant contributions	254,053,776
Rollover contributions	45,442,845
Interest and dividend income	58,852,063
Net realized/unrealized gains	1,207,787,460
Interest income on notes receivable from participants	2,830,276
Benefits paid	(640,689,220)
Investment and administrative fees	(8,193,031)
Net increase	1,208,033,246
Net assets available for benefits at beginning of year	7,755,448,034
Net assets available for benefits at end of year	$ 8,963,481,280